(LOSSES) EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2024
(LOSSES) EARNINGS PER SHARE
(LOSSES) EARNINGS PER SHARE

20.  (LOSSES) EARNINGS PER SHARE

Basic and diluted (losses) earnings per share for each of the years presented is calculated as follows:

	For the years ended December 31,
	2022		2023		2024
	US$	US$	US$	US$	US$	US$
	Class A	Class B	Class A	Class B	Class A	Class B

Losses per share from continuing operations—basic:
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited’s ordinary shareholders used in calculating losses per ordinary share—basic	(76,409)	—	(25,384)	—	(6,854)	—

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	871,036,400	99	1,102,373,715	99	1,171,663,331	99
Denominator used for losses per share	871,036,400	99	1,102,373,715	99	1,171,663,331	99
Losses per share from continuing operations — basic	(0.09)	—	(0.03)	—	(0.01)	—

Losses per share from continuing operations—diluted:
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited’s ordinary shareholders used in calculating losses per ordinary share— diluted	(76,409)	—	(25,384)	—	(6,854)	—
Reallocation of net loss from continuing operations attributable to BIT Mining Limited’s ordinary shareholders as a result of conversion of Class B to Class A shares	—	—	—	—	—	—
Net loss from continuing operations attributable to ordinary shareholders	(76,409)	—	(25,384)	—	(6,854)	—

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	871,036,400	99	1,102,373,715	99	1,171,663,331	99
Conversion of Class B to Class A ordinary shares	99	—	99	—	99	—
Denominator used for losses per share	871,036,499	99	1,102,373,814	99	1,171,663,430	99
Losses per share from continuing operations—diluted	(0.09)	—	(0.03)	—	(0.01)	—

Losses from continuing operations per ADS*:
Denominator used for losses per ADS - basic	8,710,364	—	11,023,737	—	11,716,633	—
Denominator used for losses per ADS - diluted	8,710,365	—	11,023,738	—	11,716,634	—
Losses from continuing operations per ADS – basic	(8.77)	—	(2.30)	—	(0.58)	—
Losses from continuing operations per ADS – diluted	(8.77)	—	(2.30)	—	(0.58)	—

20.  (LOSSES) EARNINGS PER SHARE (continued)

	For the years ended December 31,
	2022		2023		2024
	US$	US$	US$	US$	US$	US$
	Class A	Class B	Class A	Class B	Class A	Class B

(Losses) earnings per share from discontinued operations—basic:
Numerator:
Allocation of net (loss) income from discontinued operations attributable to BIT Mining Limited’s ordinary shareholders used in calculating (losses) earnings per ordinary share—basic	(79,006)	—	(3,326)	—	18,927	—

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic (losses) earnings per share	871,036,400	99	1,102,373,715	99	1,171,663,331	99
Denominator used for (losses) earnings per share	871,036,400	99	1,102,373,715	99	1,171,663,331	99
(Losses) earnings per share from discontinued operations — basic	(0.09)	—	(0.00)	—	0.02	—

(Losses) earnings per share from discontinued operations—diluted:
Numerator:
Allocation of net (loss) income from discontinued operations attributable to BIT Mining Limited’s ordinary shareholders used in calculating (losses) earnings per ordinary share— diluted	(79,006)	—	(3,326)	—	18,927	—
Reallocation of net (losses) earnings from discontinued operations attributable to BIT Mining Limited’s ordinary shareholders as a result of conversion of Class B to Class A shares	—	—	—	—	—	—
Net (loss) income from discontinued operations attributable to ordinary shareholders	(79,006)	—	(3,326)	—	18,927	—

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic (losses) earnings per share	871,036,400	99	1,102,373,715	99	1,171,663,331	99
Conversion of Class B to Class A ordinary shares	99	—	99	—	99	—
Denominator used for (losses) earnings per share	871,036,499	99	1,102,373,814	99	1,171,663,430	99
(Losses) earnings per share from discontinued operations—diluted	(0.09)	—	(0.00)	—	0.02	—

(Losses) earnings from discontinued operations per ADS *:
Denominator used for (losses) earnings per ADS - basic	8,710,364	—	11,023,737	—	11,716,633	—
Denominator used for (losses) earnings per ADS - diluted	8,710,365	—	11,023,738	—	11,716,634	—
(Losses) earnings from discontinued operations per ADS – basic	(9.07)	—	(0.30)	—	1.61	—
(Losses) earnings from discontinued operations per ADS – diluted	(9.07)	—	(0.30)	—	1.61	—

*     American Depositary Shares, which are traded on the NYSE. Each ADS represents one hundred Class A ordinary shares of the Company.